Related Party Transactions - Schedule of Key Management Personnel for Employment Services (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Officers [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Consulting fees	$ 344,802	$ 422,522	$ 410,066
Share based compensation	128,254	185,843	124,808
key management personnel compensation	473,056	608,365	534,874
Directors [Member]
Schedule of Key Management Personnel for Employment Services [Line Items]
Share based compensation	195,101	296,728	121,981
key management personnel compensation	554,045	539,331	304,242
Directors’ fees	$ 358,944	$ 242,603	$ 182,261